Lease Obligation - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Income Taxes Paid for Federal, State and Foreign Income Taxes [Abstract]
2026 (remaining 6 months)	$ 34,000
2027	68,000	$ 70,579
2028	34,000	70,579
Total lease payments	136,000	176,447
Less : imputed interest	(5,000)	(8,640)
Total	$ 131,000	$ 167,000